INTANGIBLE ASSETS—NET - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 663,774	$ 663,598
Accumulated Amortization	(109,091)	(80,735)
Net Carrying Amount	$ 554,683	$ 582,863
Trademark and trade name
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Lives (Years)	14 years	14 years
Gross Carrying Amount	$ 559,763	$ 559,644
Accumulated Amortization	(81,071)	(59,989)
Net Carrying Amount	$ 478,692	$ 499,655
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Lives (Years)	11 years	11 years
Gross Carrying Amount	$ 36,000	$ 36,000
Accumulated Amortization	(6,124)	(4,532)
Net Carrying Amount	$ 29,876	$ 31,468
Supply agreement
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Lives (Years)	5 years	5 years
Gross Carrying Amount	$ 38,900	$ 38,900
Accumulated Amortization	(14,995)	(11,105)
Net Carrying Amount	$ 23,905	$ 27,795
Formulations
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Lives (Years)	8 years	8 years
Gross Carrying Amount	$ 28,900	$ 28,900
Accumulated Amortization	(6,889)	(5,101)
Net Carrying Amount	$ 22,011	$ 23,799
Patents
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Lives (Years)	20 years	20 years
Gross Carrying Amount	$ 211	$ 154
Accumulated Amortization	(12)	(8)
Net Carrying Amount	$ 199	$ 146